UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544

or

Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual

Repor t

Legg Mason

Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Portfolio name changes

Prior to November 2, 2009, the Portfolios were known as Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50%. There were no changes in the Portfolios’ investment objectives or investment policies as a result of these name changes.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Variable Lifestyle Series for the six-month reporting period ended June 30, 2010.

Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period. Important information with regard to recent regulatory developments that may affect each Portfolio is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Variable Lifestyle Series	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand, economic data generally weakened toward the end of the six months ended June 30, 2010. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During the first half of the reporting period, the global financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market and the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious.

IV	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended June 30, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Equity market review

After a solid start, the equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June. This sell-off dragged the Index down into negative territory for the six months ended June 30, 2010. Looking back, after a brief setback in January 2010, the Index rose during the next three months of 2010 — advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, rising corporate profits and strong investor demand.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23,

2010, the market fell into “correction territory” in May, as it plunged more than 10%. This marked the first correction since November 2007. All told, the Index returned -6.65% over the six months ended June 30, 2010. While the Index on June 30, 2010 was more than 50% higher than its twelve-year low on March 9, 2009, it declined approximately 15% from its high on April 23, 2010.

The international developed equity market, as measured by the MSCI EAFE Indexvii, also posted a negative return and lagged its U.S. counterpart during the six months ended June 30, 2010. With the exception of a brief rally in March, the MSCI EAFE Index declined during each of the other five months covered by this report. This was due to a number of factors, including concerns regarding the debt crisis in Greece and fears that it could spread to other European countries. In addition, more subdued economic growth and the strengthening U.S. dollar negatively impacted the international developed equity market. All told, the MSCI EAFE Index returned -13.23% during the reporting period. Emerging market equities also generated poor results, although they fared relatively better than international developed equities, given their stronger growth rates. During the six months ended June 30, 2010, the MSCI Emerging Markets Indexviii returned -6.17%.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationix Treasuries during the first half of the reporting period. Over that time, investor confidence was high given the encouraging economic backdrop, continued low interest rates and benign inflation. However, a “flight to quality” occurred toward the end of April and during the month of May. This was due to the situation in Europe, pending financial regulations and pockets of weakness in the economy. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor flight to quality. On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvex

Legg Mason Variable Lifestyle Series	V

flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexxi returned 5.33%.

While the U.S. high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital

U.S. High Yield — 2% Issuer Cap Indexxii returned 4.45% for the six months ended June 30, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xiii returned 5.37% over the six months ended June 30, 2010.

VI	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

Legg Mason Variable Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2010, Legg Mason Variable Lifestyle Allocation 85%2 returned -5.94%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Indexxiv and the Lifestyle Allocation 85% Composite Benchmarkxv, returned 5.33%, -6.05% and -5.13%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned -4.37% for the same period.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Variable Lifestyle Allocation 85%[2]	-5.94%
Barclays Capital U.S. Aggregate Index	5.33%
Russell 3000 Index	-6.05%
Lifestyle Allocation 85% Composite Benchmark	-5.13%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	-4.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratio for the Portfolio was 1.00%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.20%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the limit described above.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 254 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series	VII

Legg Mason Variable Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2010, Legg Mason Variable Lifestyle Allocation 70%2 returned -3.84%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxvi, returned 5.33%, -6.05% and -3.22%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned -4.37% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Variable Lifestyle Allocation 70%[2]	-3.84%
Barclays Capital U.S. Aggregate Index	5.33%
Russell 3000 Index	-6.05%
Lifestyle Allocation 70% Composite Benchmark	-3.22%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	-4.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratio for the Portfolio was 0.97%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.20%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the limit described above.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 254 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

Legg Mason Variable Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2010, Legg Mason Variable Lifestyle Allocation 50%2 returned -1.09%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Indexxvii and the Lifestyle Allocation 50% Composite Benchmarkxviii, returned 5.33%, -6.40% and -0.66%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average3 returned -2.51% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Variable Lifestyle Allocation 50%[2]	-1.09%
Barclays Capital U.S. Aggregate Index	5.33%
Russell 1000 Index	-6.40%
Lifestyle Allocation 50% Composite Benchmark	-0.66%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	-2.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratio for the Portfolio was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 215 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series	IX

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolios’ prospectuses for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[x]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xii

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xv

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xvi

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield — 2% Issuer Cap Index.

xvii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xviii

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. High Yield — 2% Issuer Cap Index.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	1

Portfolios at a glance† (unaudited)

Legg Mason Variable Lifestyle Allocation 85% Breakdown as of — June 30, 2010

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information technology Consumer discretionary Financials Health care Energy
13.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information technology Industrials Financials Consumer staples Health care
10.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer discretionary Financials Information technology Industrials Consumer staples
9.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer discretionary Industrials Consumer staples Materials
8.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial services Health care Technology Consumer products Natural resources
7.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information technology Health care Consumer discretionary Industrials Financials
6.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information technology Consumer discretionary Health care Utilities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health care Consumer discretionary Information technology Energy Industrials
5.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Information technology Financials Industrials Energy Consumer discretionary
5.3 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Corporate bonds & notes Collateralized senior loans Common stocks Convertible preferred stocks Preferred stocks
5.1 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate bonds & notes U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities Collateralized senior loans
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information technology Financials Health care Industrials Consumer discretionary
2.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate bonds & notes Mortgage-backed securities U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities

2	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Portfolios at a glance† (unaudited) (cont’d)

Legg Mason Variable Lifestyle Allocation 70% Breakdown as of — June 30, 2010

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.6 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate bonds & notes U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities Collateralized senior loans
11.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate bonds & notes Mortgage-backed securities U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities
11.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information technology Industrials Financials Consumer staples Health care
10.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information technology Consumer discretionary Financials Health care Energy
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer discretionary Financials Information technology Industrials Consumer staples
7.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer discretionary Industrials Consumer staples Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information technology Consumer discretionary Health care Utilities
6.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health care Consumer discretionary Information technology Energy Industrials
5.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Information technology Financials Industrials Energy Consumer discretionary
5.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial services Health care Technology Consumer products Natural resources
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information technology Health care Consumer discretionary Industrials Financials
5.3 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Corporate bonds & notes Collateralized senior loans Common stocks Convertible preferred stocks Preferred stocks
4.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information technology Financials Health care Industrials Consumer discretionary

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	3

Portfolios at a glance† (unaudited) (cont’d)

Legg Mason Variable Lifestyle Allocation 50% Breakdown as of — June 30, 2010

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
26.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate bonds & notes Mortgage-backed securities U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities
14.4 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate bonds & notes U.S. Government & agency obligations Collateralized mortgage obligations Asset-backed securities Collateralized senior loans
7.2 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Corporate bonds & notes Collateralized senior loans Common stocks Convertible preferred stocks Preferred stocks
6.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information technology Consumer discretionary Financials Health care Energy
6.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information technology Industrials Financials Consumer staples Health care
5.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information technology Consumer discretionary Health care Utilities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health care Consumer discretionary Information technology Energy Industrials
5.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer discretionary Financials Information technology Industrials Consumer staples
4.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Information technology Financials Industrials Energy Consumer discretionary
4.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information technology Financials Health care Industrials Consumer discretionary
4.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer discretionary Industrials Consumer staples Materials
4.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial services Health care Technology Consumer products Natural resources
3.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information technology Health care Consumer discretionary Industrials Financials

4	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Legg Mason Variable Lifestyle Allocation 85%	-5.94%	$1,000.00	$940.60	0.13%	$0.63
Legg Mason Variable Lifestyle Allocation 70%	-3.84	1,000.00	961.60	0.16	0.78
Legg Mason Variable Lifestyle Allocation 50%	-1.09	1,000.00	989.10	0.10	0.49

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Legg Mason Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Legg Mason Variable Lifestyle Allocation 70%	5.00	1,000.00	1,024.00	0.16	0.80
Legg Mason Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.29	0.10	0.50

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which each Portfolio invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	5

Schedules of investments (unaudited)

June 30, 2010

Legg Mason Variable Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			153,873	$5,774,837
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			796,094	8,470,435
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,372,886	11,765,632
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			60,737	5,353,954	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			992,152	11,489,122
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			451,633	5,053,769
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			243,724	4,250,553	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			496,111	6,702,466	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,180,443	8,652,645
The Royce Fund — Royce Value Fund, Institutional Class Shares			705,526	6,928,267	*
Western Asset Funds, Inc.
Western Asset Absolute Return Portfolio, Class IS Shares			437,895	4,365,809
Western Asset Core Plus Bond Portfolio, Class IS Shares			173,487	1,851,102
Western Asset High Yield Portfolio, Class IS Shares			532,452	4,515,195
Total Investments in Underlying Funds before Short-Term Investment (Cost — $96,773,765)				85,173,786

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $400,005,000 joint tri-party repurchase agreement dated 6/30/10 with RBS Securities Inc.; Proceeds at maturity — $156,000; (Fully collateralized by various U.S. government agency obligations, 0.000% due 9/22/10 to 5/27/11; Market value — $159,121) (Cost — $156,000)	0.030%	7/1/10	$156,000	156,000
Total Investments — 100.0% (Cost — $96,929,765#)				85,329,786
Liabilities in Excess of Other Assets — 0.0%				(17,324)
Total Net Assets — 100.0%				$85,312,462

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Variable Lifestyle Allocation 70%

Description			Shares	Value
Investments In Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			115,294	$4,326,972
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			442,670	4,710,008
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			799,065	6,847,988
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			46,361	4,086,750	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			632,900	7,328,978
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			338,279	3,785,339
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			177,580	3,096,987	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			256,160	3,460,722	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			652,166	4,780,379
The Royce Fund — Royce Value Fund, Institutional Class Shares			354,949	3,485,602	*
Western Asset Funds, Inc.
Western Asset Absolute Return Portfolio, Class IS Shares			742,320	7,400,928
Western Asset Core Plus Bond Portfolio, Class IS Shares			686,889	7,329,109
Western Asset High Yield Portfolio, Class IS Shares			396,869	3,365,446
Total Investments in Underlying Funds before Short-Term Investment (Cost — $72,368,732)				64,005,208

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.1%
Repurchase Agreement — 0.1%
Interest in $31,227,000 joint tri-party repurchase agreement dated 6/30/10 with Barclays Capital Inc.; Proceeds at maturity — $81,000; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value — $82,620) (Cost — $81,000)	0.010%	7/1/10	$81,000	81,000
Total Investments — 100.0% (Cost — $72,449,732#)				64,086,208
Liabilities in Excess of Other Assets — 0.0%				(21,136)
Total Net Assets — 100.0%				$64,065,072

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	7

Legg Mason Variable Lifestyle Allocation 50%

Description			Shares	Value
Investments In Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			175,640	$6,591,776
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			523,843	5,573,685
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			916,116	7,851,118
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			69,735	6,147,165	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			636,197	7,367,161
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			501,427	5,610,972
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			321,619	5,609,037	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			333,045	4,499,434	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			786,993	5,768,661
The Royce Fund — Royce Value Fund, Institutional Class Shares			462,522	4,541,966	*
Western Asset Funds, Inc.
Western Asset Absolute Return Portfolio, Class IS Shares			1,659,078	16,541,009
Western Asset Core Plus Bond Portfolio, Class IS Shares			2,859,840	30,514,491
Western Asset High Yield Portfolio, Class IS Shares			970,502	8,229,859
Total Investments in Underlying Funds before Short-Term Investment (Cost — $118,418,079)				114,846,334

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $31,227,000 joint tri-party repurchase agreement dated 6/30/10 with Barclays Capital Inc.; Proceeds at maturity — $276,000; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value — $281,521) (Cost — $276,000)	0.010%	7/1/10	$276,000	276,000
Total Investments — 100.1% (Cost — $118,694,079#)				115,122,334
Liabilities in Excess of Other Assets — (0.1)%				(150,434)
Total Net Assets — 100.0%				$114,971,900

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Statements of assets and liabilities (unaudited)

June 30, 2010

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Assets:
Investments, at cost	$96,929,765	$72,449,732	$118,694,079
Investments, at value	85,329,786	64,086,208	115,122,334
Cash	500	625	622
Receivable for Underlying Funds sold	35,417	40,198	—
Receivable from investment manager	20,866	21,073	21,825
Receivable for Portfolio shares sold	1,055	—	—
Total Assets	85,387,624	64,148,104	115,144,781

Liabilities:
Payable for Portfolio shares repurchased	20,108	27,441	94,520
Trustees’ fees payable	1,408	1,590	1,193
Payable for Underlying Funds purchased	—	—	27,548
Accrued expenses	53,646	54,001	49,620
Total Liabilities	75,162	83,032	172,881
Total Net Assets	$85,312,462	$64,065,072	$114,971,900

Net Assets:
Par value (Note 5)	$86	$70	$112
Paid-in capital in excess of par value	120,641,622	109,810,327	148,194,168
Undistributed net investment income	213,987	363,454	1,351,843
Accumulated net realized loss on sale of Underlying Funds	(23,943,254)	(37,745,255)	(31,002,478)
Net unrealized depreciation on Underlying Funds	(11,599,979)	(8,363,524)	(3,571,745)
Total Net Assets	$85,312,462	$64,065,072	$114,971,900
Shares Outstanding	8,565,031	7,034,719	11,182,416
Net Asset Value	$9.96	$9.11	$10.28

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	9

Statements of operations (unaudited)

For the Six Months Ended June 30, 2010

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Investment Income:
Income distributions from Underlying Funds	$334,086	$496,287	$1,481,763
Interest	186	137	271
Total Investment Income	334,272	496,424	1,482,034

Expenses:
Legal fees	34,820	33,824	35,869
Shareholder reports	22,140	23,358	24,760
Audit and tax	12,714	12,664	12,986
Transfer agent fees	3,948	3,840	3,632
Trustees’ fees	3,477	2,888	5,301
Insurance	1,267	1,171	972
Custody fees	35	33	79
Miscellaneous expenses	358	486	908
Total Expenses	78,759	78,264	84,507
Less: Fee waivers and/or expense reimbursements (Note 2)	(20,866)	(21,073)	(21,825)
Net Expenses	57,893	57,191	62,682
Net Investment Income	276,379	439,233	1,419,352

Realized and Unrealized Gain (Loss) on Underlying Funds (Notes 1 and 3):
Net Realized Loss On Sales of Underlying Funds	(1,299,439)	(1,539,318)	(2,515,972)
Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	(4,461,947)	(1,354,105)	84,146
Net Loss on Underlying Funds	(5,761,386)	(2,893,423)	(2,431,826)
Proceeds From Settlement of a Regulatory Matter (Note 7)	8,502	8,502	13,301
Decrease in Net Assets From Operations	$(5,476,505)	$(2,445,688)	$(999,173)

See Notes to Financial Statements.

10	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 85%

For the Six Months Ended June 30, 2010 (unaudited), the Period Ended December 31, 2009 and the Year Ended January 31, 2009	2010	2009†	2009

Operations:
Net investment income	$276,379	$1,699,193	$1,759,735
Net realized gain (loss)	(1,299,439)	(3,400,026)	1,257,752
Change in net unrealized appreciation/depreciation	(4,461,947)	26,634,606	(37,342,679)
Proceeds from settlement of a regulatory matter (Note 7)	8,502	—	—
Increase (Decrease) in Net Assets From Operations	(5,476,505)	24,933,773	(34,325,192)

Distributions to Shareholders From (Note 1):
Net investment income	(350,007)	(1,800,012)	(1,500,012)
Net realized gains	—	—	(550,965)
Decrease in Net Assets from Distributions to Shareholders	(350,007)	(1,800,012)	(2,050,977)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	5,466,616	11,540,498	21,884,362
Reinvestment of distributions	350,007	1,800,012	2,050,977
Cost of shares repurchased	(4,141,052)	(6,381,440)	(11,866,149)
Increase in Net Assets From Portfolio Share Transactions	1,675,571	6,959,070	12,069,190
Increase (Decrease) in Net Assets	(4,150,941)	30,092,831	(24,306,979)

Net Assets:
Beginning of period	89,463,403	59,370,572	83,677,551
End of period*	$85,312,462	$89,463,403	$59,370,572
* Includes undistributed net investment income of:	$213,987	$279,113	$379,932

†	For the period February 1, 2009 through December 31, 2009.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	11

Legg Mason Variable Lifestyle Allocation 70%

For the Six Months Ended June 30, 2010 (unaudited), the Period Ended December 31, 2009 and the Year Ended January 31, 2009	2010	2009†	2009

Operations:
Net investment income	$439,233	$1,971,635	$2,516,195
Net realized loss	(1,539,318)	(5,282,906)	(4,594,094)
Change in net unrealized appreciation/depreciation	(1,354,105)	24,416,385	(29,852,359)
Proceeds from settlement of a regulatory matter (Note 7)	8,502	—	—
Increase (Decrease) in Net Assets From Operations	(2,445,688)	21,105,114	(31,930,258)

Distributions to Shareholders From (Note 1):
Net investment income	(400,005)	(2,250,008)	(2,100,011)
Net realized gains	—	—	(91,511)
Decrease in Net Assets from Distributions to Shareholders	(400,005)	(2,250,008)	(2,191,522)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	362,962	792,217	3,020,631
Reinvestment of distributions	400,005	2,250,008	2,191,522
Cost of shares repurchased	(5,834,361)	(9,441,538)	(20,064,505)
Decrease in Net Assets From Portfolio Share Transactions	(5,071,394)	(6,399,313)	(14,852,352)
Increase (Decrease) in Net Assets	(7,917,087)	12,455,793	(48,974,132)

Net Assets:
Beginning of period	71,982,159	59,526,366	108,500,498
End of period*	$64,065,072	$71,982,159	$59,526,366
* Includes undistributed net investment income of:	$363,454	$315,724	$594,097

†	For the period February 1, 2009 through December 31, 2009.

See Notes to Financial Statements.

12	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Variable Lifestyle Allocation 50%

For the Six Months Ended June 30, 2010 (unaudited), the Period Ended December 31, 2009 and the Year Ended January 31, 2009	2010	2009†	2009

Operations:
Net investment income	$1,419,352	$4,992,508	$6,387,819
Net realized loss	(2,515,972)	(12,743,271)	(13,018,104)
Change in net unrealized appreciation/depreciation	84,146	43,274,140	(42,252,094)
Proceeds from settlement of a regulatory matter (Note 7)	13,301	—	—
Increase (Decrease) in Net Assets From Operations	(999,173)	35,523,377	(48,882,379)

Distributions to Shareholders From (Note 1):
Net investment income	(650,001)	(5,750,010)	(5,500,017)
Net realized gains	—	—	(5,988,993)
Decrease in Net Assets from Distributions to Shareholders	(650,001)	(5,750,010)	(11,489,010)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	1,206,305	1,430,661	4,381,491
Reinvestment of distributions	650,001	5,750,010	11,489,010
Cost of shares repurchased	(11,528,946)	(23,075,124)	(41,946,028)
Decrease in Net Assets From Portfolio Share Transactions	(9,672,640)	(15,894,453)	(26,075,527)
Increase (Decrease) in Net Assets	(11,321,814)	13,878,914	(86,446,916)

Net Assets:
Beginning of period	126,293,714	112,414,800	198,861,716
End of period*	$114,971,900	$126,293,714	$112,414,800
* Includes undistributed net investment income of:	$1,351,843	$569,191	$1,326,693

†	For the period February 1, 2009 through December 31, 2009.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	13

Financial highlights

Legg Mason Variable Lifestyle Allocation 85%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2010[1]	2009[2]		2009[3]	2008[3]	2007[3,4]	2006[3,4]	2005[3,4]

Net asset value, beginning of period	$ 10.63	$ 7.73		$ 12.75	$ 14.39	$ 13.46	$ 12.06	$ 11.62

Income (loss) from operations:
Net investment income	0.03	0.20	[5]	0.23 [5]	0.24 [5]	0.14 [5]	0.06 [5]	0.05 [5]
Net realized and unrealized gain (loss)	(0.66)	2.92		(4.97)	(0.71)	0.94	1.40	0.44
Total income (loss) from operations	(0.63)	3.12		(4.74)	(0.47)	1.08	1.46	0.49

Less distributions from:
Net investment income	(0.04)	(0.22)		(0.20)	(0.22)	(0.15)	(0.06)	(0.05)
Net realized gains	—	—		(0.08)	(0.95)	—	—	—
Total distributions	(0.04)	(0.22)		(0.28)	(1.17)	(0.15)	(0.06)	(0.05)

Net asset value, end of period	$9.96	$10.63		$7.73	$12.75	$14.39	$13.46	$12.06
Total return[6]	(5.94)%	40.53%[7]		(37.53)%	(3.87)%	8.02%	12.11%	4.18%

Net assets, end of period (000s)	$85,312	$89,463		$59,371	$83,678	$81,954	$94,062	$100,318

Ratios to average net assets:
Gross expenses[8]	0.17%[9,10]	0.21%[9,10]		0.15%[10]	0.32%[10,11]	0.38%[12]	0.35%	0.35%
Net expenses[8],14	0.13 [9,10,13]	0.19	[9,10,13]	0.12 [10,13]	0.32 [10,11]	0.37 [12,13]	0.35	0.35 [13]
Net investment income	0.61 [9]	2.52	[9]	2.30	1.87	0.97	0.50	0.38

Portfolio turnover rate	12%	10%		34%	19%	108%	50%	4%

[1]	For the six months ended June 30, 2010 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 39.87%.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]

As a result of an expense limitation agreement, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses, to average net assets will not exceed 0.20% until December 31, 2011.

[11]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[13]	Reflects fee waivers and/or expense reimbursements.

[14]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Variable Lifestyle Allocation 70%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2010[1]	2009[2]		2009[3]	2008[3]	2007[3,4]	2006[3,4]	2005[3,4]

Net asset value, beginning of period	$ 9.53	$7.09		$ 10.94	$ 11.62	$ 10.96	$ 10.20	$ 9.98

Income (loss) from operations:
Net investment income	0.07	0.27	[5]	0.30 [5]	0.33 [5]	0.22 [5]	0.16 [5]	0.16 [5]
Net realized and unrealized gain (loss)	(0.43)	2.47		(3.89)	(0.50)	0.66	0.76	0.22
Total income (loss) from operations	(0.36)	2.74		(3.59)	(0.17)	0.88	0.92	0.38

Less distributions from:
Net investment income	(0.06)	(0.30)		(0.25)	(0.32)	(0.22)	(0.16)	(0.16)
Net realized gains	—	—		(0.01)	(0.19)	—	—	—
Total distributions	(0.06)	(0.30)		(0.26)	(0.51)	(0.22)	(0.16)	(0.16)

Net asset value, end of period	$9.11	$9.53		$7.09	$10.94	$11.62	$10.96	$10.20
Total return[6]	(3.84)%	38.90%[7]		(33.03)%	(1.64)%	8.06%	9.08%	3.81%

Net assets, end of period (000s)	$64,065	$71,982		$59,526	$108,500	$129,695	$146,642	$158,804

Ratios to average net assets:
Gross expenses[8]	0.22%[9,10]	0.23%[9,10]		0.14%[10]	0.32%[10]	0.38%[11]	0.35%	0.35%
Net expenses[8],13	0.16 [9,10,12]	0.20	[9,10,12]	0.10 [10,12]	0.32 [10]	0.37 [11,12]	0.35	0.35 [12]
Net investment income	1.26 [9]	3.32	[9]	2.89	2.67	1.82	1.47	1.54

Portfolio turnover rate	10%	11%		26%	15%	123%	53%	5%

[1]	For the six months ended June 30, 2010 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 37.59%.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]

As a result of an expense limitation agreement, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses, to average net assets will not exceed 0.20% until December 31, 2011.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	15

Legg Mason Variable Lifestyle Allocation 50%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2010[1]	2009[2]		2009[3]	2008[3]	2007[3,4]	2006[3,4]	2005[3,4]

Net asset value, beginning of period	$10.45	$8.06		$12.04	$12.61	$12.00	$11.71	$11.54

Income (loss) from operations:
Net investment income	0.13	0.43	[5]	0.46 [5]	0.47 [5]	0.35 [5]	0.28 [5]	0.28 [5]
Net realized and unrealized gain (loss)	(0.24)	2.44		(3.65)	(0.45)	0.62	0.29	0.17
Total income (loss) from operations	(0.11)	2.87		(3.19)	0.02	0.97	0.57	0.45

Less distributions from:
Net investment income	(0.06)	(0.48)		(0.40)	(0.47)	(0.36)	(0.28)	(0.28)
Net realized gains	—	—		(0.39)	(0.12)	—	—	—
Total distributions	(0.06)	(0.48)		(0.79)	(0.59)	(0.36)	(0.28)	(0.28)

Net asset value, end of period	$10.28	$10.45		$8.06	$12.04	$12.61	$12.00	$11.71
Total return[6]	(1.09)%	35.93%[7]		(27.51)%	(0.01)%	8.09%	4.87%	3.88%

Net assets, end of period (000s)	$114,972	$126,294		$112,415	$198,862	$224,930	$247,470	$268,870

Ratios to average net assets:
Gross expenses[8]	0.14%[9,10]	0.14%[9,10]		0.09%[10]	0.31%[10]	0.37%[11]	0.35%	0.35%
Net expenses[8],13	0.10 [9,10,12]	0.14	[9,10]	0.07 [10,12]	0.31 [10]	0.37 [11,12]	0.35	0.35 [12]
Net investment income	2.31 [9]	4.66	[9]	3.96	3.53	2.69	2.24	2.36

Portfolio turnover rate	13%	11%		24%	15%	96%	48%	17%

[1]	For the six months ended June 30, 2010 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 35.54%.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]

As a result of an expense limitation agreement, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses, to average net assets will not exceed 0.20% until December 31, 2011.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolios have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	17

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$85,173,786	—	—	$85,173,786
Short-term investment†	—	$156,000	—	156,000
Total investments	$85,173,786	$156,000	—	$85,329,786

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$64,005,208	—	—	$64,005,208
Short-term investment†	—	$81,000	—	81,000
Total investments	$64,005,208	$81,000	—	$64,086,208

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$114,846,334	—	—	$114,846,334
Short-term investment†	—	$276,000	—	276,000
Total investments	$114,846,334	$276,000	—	$115,122,334

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

18	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash deposits with the bank. Interest expense , if any, paid to the custodian related to cash overdrafts is included in interest expense in the Statement of Operations.

(f) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current period, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee or subadviser fee.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, such that each Portfolio’s total annual operating expenses (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), are not expected to exceed 0.20% of each Portfolios’ average daily net assets. The manager is also permitted to recapture amounts forgone or reimbursed to the portfolio during the same fiscal year if the portfolio’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the portfolio’s total annual operating expenses exceeding this limit or any other lower limit then in effect. These expense limitation agreements cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except, in certain cases, for the management of cash and short-term instruments.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.20% to 1.00% of the average daily net assets of the Underlying Funds.

For the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $20,866, $21,073 and $21,825 for Lifestyle Allocation 85%, Lifestyle Allocation 70% and Lifestyle Allocation 50%, respectively.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	19

3. Investments

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$12,246,608	$10,507,996
Lifestyle Allocation 70%	7,165,371	12,055,381
Lifestyle Allocation 50%	15,827,983	24,399,925

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Lifestyle Allocation 85%	$2,957,830	$(14,557,809)	$(11,599,979)
Lifestyle Allocation 70%	2,854,762	(11,218,286)	(8,363,524)
Lifestyle Allocation 50%	3,530,950	(7,102,695)	(3,571,745)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2010, the Portfolios did not invest in any derivative instruments.

5. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Portfolio were as follows:

	Six Months Ended June 30, 2010	Period Ended December 31, 2009†	Year Ended January 31, 2009

Lifestyle Allocation 85%
Shares sold	501,279	1,288,694	1,982,443
Shares issued on reinvestment	32,864	178,122	220,862
Shares repurchased	(383,820)	(728,811)	(1,091,824)
Net increase	150,323	738,005	1,111,481

Lifestyle Allocation 70%
Shares sold	38,192	99,691	300,148
Shares issued on reinvestment	41,537	250,093	281,755
Shares repurchased	(601,138)	(1,190,007)	(2,103,829)
Net decrease	(521,409)	(840,223)	(1,521,926)

Lifestyle Allocation 50%
Shares sold	113,285	152,716	407,864
Shares issued on reinvestment	60,747	572,187	1,180,229
Shares repurchased	(1,076,598)	(2,580,688)	(4,165,358)
Net decrease	(902,566)	(1,855,785)	(2,577,265)

†	For the period February 1, 2009 through December 31, 2009.

6. Capital loss carryforward

As of December 31, 2009, Lifestyle Allocation 85% had a net capital loss carryforward of approximately $17,930,520, of which $12,312,804 expires in 2011, $3,119,343 expires in 2012, $1,280,698 expires in 2013 and $1,217,675 expires in 2017. Lifestyle Allocation 70% had a net capital loss carryforward of approximately $32,236,118, of which $12,404,012 expires in 2011, $10,439,486 expires in 2012, $3,049,716 expires in 2013, $1,548,306, expires in 2016 and $4,794,598 expires in 2017. Lifestyle Allocation 50% had a net capital loss carryforward of approximately $19,621,569, of which $6,640,552 expires in 2016 and $12,981,017 expires in 2017. These amounts will be available to offset any future taxable capital gains.

20	Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolios, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolios, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolios (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010: these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Portfolios have received $8,502, $8,502 and $13,301 for the Lifestyle Allocation 85%, Lifestyle Allocation 70% and Lifestyle Allocation 50%, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

Legg Mason Variable Lifestyle Series 2010 Semi-Annual Report	21

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolios, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds [collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

Legg Mason

Variable Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA

Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason Variable Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Portfolios, shareholders can call Funds Investor Services at
1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/10 SR10-1168

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 26, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: August 26, 2010